Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 38,138,000	$ 34,030,000
Amount of Additional Borrowing Capacity	$ 259,200,000	$ 236,600,000